Supplement dated August 14, 2009
to the
Class A Shares, Class B Shares and Class C Shares Prospectuses

Dated January 30, 2009
VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND
VAN KAMPEN GOVERNMENT SECURITIES FUND
VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen California Insured Tax Free Fund
Van Kampen Insured Tax Free Income Fund
Van Kampen Intermediate Term Municipal Income Fund
Van Kampen Municipal Income Fund
Van Kampen New York Tax Free Income Fund
Van Kampen Strategic Municipal Income Fund,
as previously supplemented on May 29, 2009

May 30, 2008
VAN KAMPEN TRUST,
on behalf of its series,
Van Kampen Inflation-Linked Fixed Income Fund,
as previously supplemented on November 20, 2008
and September 26, 2008

Dated September 30, 2008
VAN KAMPEN MONEY MARKET FUND,
as previously supplemented on April 17, 2009, January 27, 2009,
January 2, 2009, November 21, 2008 and October 14, 2008

Dated November 1, 2008
VAN KAMPEN CAPITAL GROWTH FUND,
as previously supplemented on November 20, 2008
VAN KAMPEN SERIES FUND, INC.,
on behalf of its series,
Van Kampen American Value Fund,
as previously supplemented on January 6, 2009
and November 20, 2008
Van Kampen Emerging Markets Fund,
as previously supplemented on April 17, 2009
and November 20, 2008
Van Kampen Equity Growth Fund
Van Kampen Global Equity Allocation Fund,
as previously supplemented on November 20, 2008
Van Kampen Global Franchise Fund,
as previously supplemented on August 7, 2009, April 29, 2009,

November 20, 2008 and November 1, 2008
Van Kampen Global Value Equity Fund,
as previously supplemented on April 29, 2009, November 21, 2008 and November 20, 2008

Dated December 24, 2008
VAN KAMPEN TRUST II,
on behalf of its series,
Van Kampen Global Tactical Asset Allocation Fund
as previously supplemented on August 7, 2009

Dated December 30, 2008
VAN KAMPEN HIGH YIELD FUND,
as previously supplemented on March 11, 2009
VAN KAMPEN TRUST,
on behalf of its series,
Van Kampen Core Plus Fixed Income Fund
VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen American Franchise Fund,
as previously supplemented on April 29, 2009
Van Kampen Core Growth Fund,
as previously supplemented on May 29, 2009
Van Kampen Equity Premium Income Fund
Van Kampen International Advantage Fund
Van Kampen International Growth Fund
Van Kampen Technology Fund,
as previously supplemented on July 29, 2009

The Prospectuses are hereby supplemented as follows:

Effective September 14, 2009, the first sentence of the seventh paragraph of the section entitled “Purchase of Shares — How to Buy Shares” is hereby deleted in its entirety and replaced with the following:

Except as described below, the minimum initial investment amount when establishing a new account with the Fund is $1,000 for each class of shares for regular accounts and retirement accounts; and $50 for each class of shares for accounts participating in a systematic investment program established directly with the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MULTIFNDSPT16 8/09